SCHEDULE OF INVESTMENTS
InvestEd 80 Portfolio (in thousands)	MARCH 31, 2021 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Registered Investment Companies – 13.9%
iShares Core MSCI EAFE ETF	11	$781
iShares Core S&P 500 ETF	4	1,501

		2,282

TOTAL INVESTMENT FUNDS – 13.9%		$2,282

(Cost: $2,016)

AFFILIATED MUTUAL FUNDS

Ivy Core Equity Fund, Class N	93	1,936
Ivy Corporate Bond Fund, Class N	31	195
Ivy Crossover Credit Fund, Class N	11	118
Ivy Emerging Markets Equity Fund, Class N	40	1,179
Ivy Global Bond Fund, Class N	8	80
Ivy Government Securities Fund, Class N	233	1,301
Ivy High Income Fund, Class N	6	42
Ivy International Core Equity Fund, Class N	76	1,520
Ivy International Small Cap Fund, Class N	27	412
Ivy Large Cap Growth Fund, Class N	60	1,909
Ivy LaSalle Global Real Estate Fund, Class N	20	220
Ivy Limited-Term Bond Fund, Class N	58	643
Ivy Mid Cap Growth Fund, Class N	22	922
Ivy Mid Cap Income Opportunities Fund, Class N	17	321
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	13	152
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	53	765
Ivy Pzena International Value Fund, Class N	22	420
Ivy Securian Core Bond Fund, Class N	73	791
Ivy Small Cap Growth Fund, Class N	9	297
Ivy Value Fund, Class N	31	826

TOTAL AFFILIATED MUTUAL FUNDS – 85.3%		$14,049

(Cost: $13,063)

SHORT-TERM SECURITIES

Money Market Funds - 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%, (A)	138	138

TOTAL SHORT-TERM SECURITIES – 0.8%		$138

(Cost: $138)

TOTAL INVESTMENT SECURITIES – 100.0%		$16,469

(Cost: $15,217)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		1

NET ASSETS – 100.0%		$16,470

Notes to Schedule of Investments

(A) Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$2,282	$—	$—
Affiliated Mutual Funds	14,049	—	—
Short-Term Securities	138	—	—
Total	$16,469	$—	$—

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$15,217

Gross unrealized appreciation	1,409
Gross unrealized depreciation	(157)

Net unrealized appreciation	$1,252